Share-Based Compensation - Share Options - Additional Information (Details)			12 Months Ended
	Apr. 02, 2015 $ / shares shares	Jul. 01, 2014 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2010 CNY (¥)
2014 Plan
Share-Based Compensation
Replacement options | shares						2,525,000
Scepter Plan
Share-Based Compensation
Options replaced | shares						505,000
Options Replacement Program
Share-Based Compensation
Share based compensation costs capitalized | ¥						¥ 13,702,194
Compensation expense | ¥			¥ 0	¥ 0			¥ 0
Share options
Share-Based Compensation
Options granted (in shares) | shares	1,061,600	12,056,000
Expiration period of awards granted	10 years	10 years
Vesting period	3 years	3 years
Exercised (in dollars per share) | $ / shares	$ 1.00	$ 0.48
Share options | 2014 Plan
Share-Based Compensation
Options granted (in shares) | shares			0	0	0
Aggregate Intrinsic Value of Options
Intrinsic value of options exercised | ¥			¥ 0	¥ 0	¥ 0
Other disclosures
Unrecognized compensation expense | ¥			¥ 0